GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 46,280,904						$ 46,280,904		$ 39,401,857	$ 13,523,266
Working capital deficiency	2,084,204						2,084,204		893,886
Net loss	$ 1,186,838	$ 1,272,988	$ 4,640,904	$ 974,441	$ 1,430,758	$ 1,524,321	7,100,730	$ 3,929,520	26,315,396	6,317,373
Cash used in operating activities							900,095	595,059	(30,822)	1,674,395
Cash used in operating activities							$ (900,095)	$ (595,059)	$ 30,822	$ (1,674,395)